Research and Development (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Research and development costs	$ 123,915	$ 1,111,562
Tax incentive income	$ 106,195